Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
5.125% Senior Notes due 2019
Fair Value of Fixed - Rate Notes
Fair value of Fixed - Rate Notes	$ 390,000
6.875% Notes due 2021
Fair Value of Fixed - Rate Notes
Fair value of Fixed - Rate Notes	475,000
6.650% Notes due 2022
Fair Value of Fixed - Rate Notes
Fair value of Fixed - Rate Notes	$ 275,000